Vanguard Wellington Fund

Schedule of Investments (unaudited)
As of August 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (65.9%)
Communication Services (7.2%)
* Alphabet Inc. Class A	2,657,515	4,330,501
* Facebook Inc. Class A	7,526,003	2,206,624
Comcast Corp. Class A	32,195,273	1,442,670
		7,979,795
Consumer Discretionary (6.6%)
McDonald's Corp.	12,614,115	2,693,366
Home Depot Inc.	6,180,934	1,761,814
TJX Cos. Inc.	27,856,801	1,526,274
* Alibaba Group Holding Ltd. ADR	4,428,441	1,271,095
		7,252,549
Consumer Staples (5.5%)
Nestle SA	14,597,275	1,758,200
Coca-Cola Co.	29,087,833	1,440,720
Procter & Gamble Co.	9,449,022	1,307,083
Sysco Corp.	17,310,981	1,041,082
Diageo plc	16,205,022	541,431
		6,088,516
Energy (1.7%)
TOTAL SE	32,206,760	1,277,720
BP plc	155,010,078	540,798
		1,818,518
Financials (8.5%)
Bank of America Corp.	68,871,177	1,772,744
JPMorgan Chase & Co.	17,158,588	1,719,119
Progressive Corp.	13,977,115	1,328,385
Charles Schwab Corp.	36,627,998	1,301,393
BlackRock Inc.	2,157,710	1,282,090
Blackstone Group LP Class A	13,359,528	707,387
Prudential plc	42,968,187	692,709
American Express Co.	4,935,666	501,414
		9,305,241
Health Care (10.2%)
Pfizer Inc.	50,224,659	1,897,990
Becton Dickinson and Co.	6,036,259	1,465,423
UnitedHealth Group Inc.	4,198,224	1,312,155
Abbott Laboratories	11,572,699	1,266,863
AstraZeneca plc ADR	21,231,386	1,188,958
Novartis AG	13,455,447	1,159,685
HCA Healthcare Inc.	5,936,577	805,712
Anthem Inc.	2,742,030	771,936
Danaher Corp.	2,702,869	558,061
Humana Inc.	1,022,168	424,374

	Bristol-Myers Squibb Co.			6,333,844	393,965
					11,245,122
Industrials (6.6%)
	Deere & Co.			4,584,702	963,062
	Union Pacific Corp.			4,955,828	953,700
	Northrop Grumman Corp.			2,602,802	891,746
	Lockheed Martin Corp.			2,213,262	863,748
	Trane Technologies plc			6,391,823	756,728
	Schneider Electric SE			5,318,061	657,698
	Raytheon Technologies Corp.			9,732,557	593,686
	Fortive Corp.			7,782,578	561,202
	Vinci SA			5,331,257	499,496
	United Parcel Service Inc. Class B			2,988,684	489,008
					7,230,074
Information Technology (16.0%)
	Microsoft Corp.			25,856,177	5,831,343
	Apple Inc.			36,178,124	4,668,425
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR			18,941,073	1,501,080
	Texas Instruments Inc.			9,844,387	1,399,380
	Global Payments Inc.			6,463,178	1,141,526
	Cisco Systems Inc.			24,989,759	1,055,068
	Accenture plc Class A			2,418,583	580,291
*	salesforce.com Inc.			1,428,779	389,556
	KLA Corp.			1,896,451	389,038
	Lam Research Corp.			1,087,675	365,829
	Intel Corp.			5,884,039	299,792
					17,621,328
Real Estate (1.0%)
	American Tower Corp.			4,645,472	1,157,419

Utilities (2.6%)
	Exelon Corp.			28,949,121	1,068,512
	Duke Energy Corp.			12,842,363	1,031,756
	Dominion Energy Inc.			10,135,786	795,051
					2,895,319
Total Common Stocks (Cost $46,727,767)					72,593,881
				Face
			Maturity	Amount
		Coupon	Date	($000)
U.S. Government and Agency Obligations (5.3%)
U.S. Government Securities (4.3%)
	United States Treasury Note/Bond	2.500%	3/31/23	89,000	94,395
	United States Treasury Note/Bond	0.125%	5/15/23	164,470	164,368
	United States Treasury Note/Bond	2.625%	6/30/23	119,090	127,407
	United States Treasury Note/Bond	2.750%	7/31/23	104,000	111,849
	United States Treasury Note/Bond	1.750%	6/30/24	336,990	356,788
	United States Treasury Note/Bond	2.000%	2/15/25	364,360	392,656
	United States Treasury Note/Bond	1.125%	2/28/25	198,905	206,768
1	United States Treasury Note/Bond	0.250%	5/31/25	850,000	849,737
	United States Treasury Note/Bond	0.250%	7/31/25	239,270	239,009
	United States Treasury Note/Bond	2.000%	8/15/25	61,860	67,080
	United States Treasury Note/Bond	0.250%	8/31/25	120,000	119,869
	United States Treasury Note/Bond	1.625%	5/15/26	78,110	83,675
	United States Treasury Note/Bond	2.000%	11/15/26	30,000	32,906
2	United States Treasury Note/Bond	2.250%	11/15/27	383,050	430,334

	United States Treasury Note/Bond	3.125%	11/15/28	123,595	148,681
	United States Treasury Note/Bond	2.375%	5/15/29	52,325	60,075
	United States Treasury Note/Bond	1.625%	8/15/29	14,900	16,176
	United States Treasury Note/Bond	1.500%	2/15/30	159,685	171,786
	United States Treasury Note/Bond	0.625%	5/15/30	507,790	504,220
	United States Treasury Note/Bond	1.125%	8/15/40	148,405	145,020
	United States Treasury Note/Bond	2.250%	8/15/46	85,179	99,820
	United States Treasury Note/Bond	2.750%	8/15/47	40,270	51,923
	United States Treasury Note/Bond	2.875%	5/15/49	395	526
	United States Treasury Note/Bond	2.000%	2/15/50	158,271	178,030
	United States Treasury Note/Bond	1.250%	5/15/50	146,105	137,681
	United States Treasury Note/Bond	1.375%	8/15/50	860	837
					4,791,616
Conventional Mortgage-Backed Securities (0.4%)
3,4	Fannie Mae Pool	2.500%	9/1/27–4/1/38	59,928	63,099
3,4	Fannie Mae Pool	2.780%	6/1/26	29,166	32,070
3,4	Fannie Mae Pool	3.000%	8/1/42–11/1/46	530	566
3,4	Fannie Mae Pool	3.070%	2/1/25	11,700	12,728
3,4	Fannie Mae Pool	3.500%	11/1/45–6/1/46	137	146
3,4	Freddie Mac Gold Pool	3.000%	5/1/22–9/1/22	5	6
3	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	1,541	1,838
¤,3,4 UMBS Pool		2.000%	9/1/35	246,700	256,721
¤,3,4 UMBS Pool		2.500%	9/1/50	68,000	71,570
					438,744
Nonconventional Mortgage-Backed Securities (0.6%)
3,4	Fannie Mae REMICS	1.500%	8/25/41–11/25/42	23,894	24,203
3,4	Fannie Mae REMICS	1.700%	6/25/43	4,262	4,330
3,4	Fannie Mae REMICS	2.000%	6/25/44	3,591	3,658
3,4	Fannie Mae REMICS	3.000%	2/25/49–9/25/57	94,864	98,292
3,4	Fannie Mae REMICS	3.500%	4/25/31–6/25/59	315,311	339,625
3,4	Fannie Mae REMICS	4.000%	5/25/31–7/25/53	17,940	19,235
3,4	Freddie Mac REMICS	1.500%	10/15/42	11,104	11,209
3,4	Freddie Mac REMICS	1.750%	3/15/41	15,151	15,468
3,4	Freddie Mac REMICS	2.000%	7/15/31	12,483	12,818
3,4	Freddie Mac REMICS	3.000%	12/15/39	5,331	5,421
3,4	Freddie Mac REMICS	3.500%	3/15/31	3,922	4,245
3,4	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	77,054	84,863
3	Ginnie Mae REMICS	1.700%	10/20/45	8,356	8,445
3	Ginnie Mae REMICS	1.800%	5/20/41	8,781	8,924
					640,736
Total U.S. Government and Agency Obligations (Cost $5,614,256)					5,871,096
Asset-Backed/Commercial Mortgage-Backed Securities (1.2%)
3,5	Aaset 2019-1 Trust	3.844%	5/15/39	13,921	12,653
5	American Tower Trust I	3.070%	3/15/23	43,000	43,824
3	AmeriCredit Automobile Receivables Trust
	2016-3	2.240%	4/8/22	5,587	5,601
3,5	Angel Oak Mortgage Trust 2019-5	2.593%	9/25/20	10,945	11,039
3,5	Angel Oak Mortgage Trust 2019-6	2.620%	9/25/20	28,006	28,260
3,5	Angel Oak Mortgage Trust I LLC 2019-2	3.628%	9/25/20	6,251	6,362
3,5	Angel Oak Mortgage Trust LLC	2.993%	9/25/20	22,095	22,396
3,5,6 Ares XXIX CLO Ltd., 3M USD LIBOR +
	1.190%	1.463%	10/19/20	2,591	2,588
3,5,6 Atlas Senior Loan Fund X Ltd., 3M USD
	LIBOR + 1.090%	1.365%	10/15/20	7,825	7,719
3,5,6 Avery Point IV CLO Ltd., 3M USD LIBOR +
	1.100%	1.344%	10/26/20	9,077	9,058

3,5,6Babson CLO Ltd. 2014-I, 3M USD LIBOR +
	1.150%	1.422%	10/20/20	304	303
5	Bank of Montreal	2.500%	1/11/22	60,000	61,628
3,5	Canadian Pacer Auto Receivable Trust A
	Series 2018	3.270%	12/19/22	4,606	4,641
3,5	Castlelake Aircraft Securitization Trus t 2019-
	1	3.967%	4/15/39	27,010	24,485
3,5,6Cent CLO, 3M USD LIBOR + 1.150%		1.394%	10/26/20	16,895	16,761
3,5	Chesapeake Funding II LLC	3.390%	1/15/31	20,679	21,232
3,5	Chesapeake Funding II LLC 2017-2A	1.990%	5/15/29	1,248	1,250
3,5	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	19,029	19,276
3,5	Cloud Pass-Through Trust 2019-1	3.554%	9/5/20	18,542	18,777
3,5	COLT 2018-3 Mortgage Loan Trust	3.692%	9/25/20	3,622	3,625
3,5	COLT 2019-2 Mortgage Loan Trust	3.337%	9/25/20	9,218	9,309
3,5	COLT 2020-1 Mortgage Loan Trust	2.488%	9/25/20	15,494	15,637
3	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	18,085	18,627
3,5	Daimler Trucks Retail Trust 2019-1	2.770%	4/15/21	405	406
3,5	DB Master Finance LLC	3.787%	5/20/49	15,800	16,417
3,5	DB Master Finance LLC	4.021%	5/20/49	14,103	14,939
3,5	Deephave Residential Mortgage Trust 2019-
	2	3.558%	9/25/20	9,233	9,255
5	DNB Boligkreditt AS	2.500%	3/28/22	47,550	49,005
3,5	Enterprise Fleet Financing LLC	3.100%	10/20/23	3,495	3,551
3,5	Enterprise Fleet Financing LLC	2.290%	2/20/25	28,450	28,849
3,5	Enterprise Fleet Financing LLC Series 2018-
	1	2.870%	10/20/23	8,454	8,489
3,5	Enterprise Fleet Financing LLC Series 2018-
	3	3.380%	5/20/24	10,323	10,547
3,5	Enterprise Fleet Financing LLC Series 2019-
	1	2.980%	10/20/24	17,759	18,063
3,5	Enterprise Fleet Financing LLC Series 2019-
	3	2.060%	5/20/25	19,780	20,089
3,5	Evergreen Credit Card Trust 2018-1	2.950%	3/15/23	35,315	35,758
3,5	Exeter Automobile Receivables Trust 2019-3	2.590%	9/15/22	2,743	2,750
3,5	Exeter Automobile Receivables Trust 2019-4	2.180%	1/17/23	5,631	5,659
3,4,6Fannie Mae Connecticut Avenue Securities,
	1M USD LIBOR + 5.900%	6.075%	9/25/20	5,579	5,780
3,5	First Investors Auto Owner Trust 2018-2	3.230%	12/15/22	569	570
3	Ford Credit Floorplan Master Owner Trust
	2019-A	2.440%	9/15/26	6,145	6,552
3,4	Freddie Mac Multifamily Structured Pass
	Through Certificates	2.610%	1/25/26	20,000	21,739
3,4	Freddie Mac Multifamily Structured Pass
	Through Certificates	2.282%	7/25/26	30,375	32,869
3,5	GM Financial Consumer Automobile
	Receivables Trust 2017-2	1.860%	12/16/21	1,387	1,389
3,5	Hertz Fleet Lease Funding LP 2019-1	2.700%	1/10/33	25,228	25,475
3,5	Horizon Aircraft Finance Ltd.	3.721%	7/15/39	11,048	10,221
3,5	Horizon Aircraft Finance Ltd.	3.425%	11/15/39	10,881	9,890
3,5	MACH 1 Cayman 2019-1 Ltd.	3.474%	10/15/39	12,560	10,906
3,5,6Madison Park Funding XII Ltd., 3M USD
	LIBOR + 1.260%	1.532%	10/20/20	7,322	7,314
3,5,6Madison Park Funding XIII Ltd., 3M USD
	LIBOR + 0.950%	1.222%	10/19/20	33,570	33,252
3,5	MAPS Ltd.	4.458%	3/15/44	6,363	5,614
3,5,6Master Credit Card Trust II Series 2018-1A,
	1M USD LIBOR + 0.490%	0.661%	9/21/20	36,370	35,935

3,5	OneMain Direct Auto Receivables Trust	3.430%	12/16/24	36,158	36,580
3,5	OneMain Financial Issuance Trust 2017-1	2.370%	9/14/32	8,564	8,590
3,5	OneMain Financial Issuance Trust 2019-1	3.480%	2/14/31	35,250	36,116
3,5	Santander Retail Auto Lease Trust 2019-A	2.720%	1/20/22	11,327	11,412
3,5	Santander Retail Auto Lease Trust 2019-B	2.300%	1/20/23	12,145	12,431
3,4	Seasoned Credit Risk Transfer Trust Series
	2018-4	3.500%	9/25/20	19,723	21,163
3,4	Seasoned Credit Risk Transfer Trust Series
	2019-1	3.500%	7/25/58	33,202	35,755
3,4	Seasoned Credit Risk Transfer Trust Series
	2019-3	3.500%	10/25/58	52,160	56,438
3,5	Securitized Term Auto Receivables Trust
	2018-2	3.325%	8/25/22	13,100	13,236
3,5,6Seneca Park CLO Ltd. 2014-1, 3M USD
	LIBOR + 1.120%	1.393%	10/19/20	2,389	2,388
3,5	SFAVE Commercial Mortgage Securities
	Trust 2015-5AVE	4.144%	9/5/20	27,300	25,870
3,5	SoFi Consumer Loan Program 2018-4 Trust	3.540%	9/25/20	5,930	5,992
3,5	SoFi Consumer Loan Program 2019-1 Trust	3.240%	2/25/28	8,700	8,811
3,5	SoFi Consumer Loan Program 2020-1 Trust	2.020%	1/25/29	15,759	15,919
3,5	Springleaf Funding Trust 2015-B	3.480%	5/15/28	15,367	15,353
3,5	Start III Ltd.	3.536%	11/15/44	1,035	967
3,5	START Ireland	4.089%	3/15/44	13,503	12,305
3,5,6Symphony CLO XIV Ltd., 3M USD LIBOR +
	0.950%	1.218%	10/14/20	37,971	37,751
3,5,6Thacher Park CLO Ltd., 3M USD LIBOR +
	1.160%	1.432%	10/20/20	4,982	4,968
3,5	Towd Point Mortgage Trust 2016-3	2.250%	9/25/20	1,077	1,083
3,5	Trillium Credit Card Trust II 2019-2A	3.038%	1/26/24	18,395	18,575
3	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	8,625	9,108
3,5	Vantage Data Centers LLC 2018-1A	4.072%	2/16/43	17,301	17,739
3,5	Vantage Data Centers LLC 2019-1A	3.188%	7/15/44	9,009	9,164
3,5	Verus Securitization Trust 2019-2	3.211%	9/25/20	11,072	11,291
3,5,6Voya CLO 2014-1 Ltd., 3M USD LIBOR +
	0.990%	1.262%	10/19/20	20,525	20,219
3,5	Westlake Automobile Receivables Trust	2.150%	2/15/23	10,737	10,824
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,248,719)					1,256,382
Corporate Bonds (22.1%)
Finance (8.0%)
	Banking (6.2%)
	American Express Credit Corp.	2.700%	3/3/22	54,990	56,776
	Banco Santander SA	3.125%	2/23/23	28,400	29,856
	Banco Santander SA	3.848%	4/12/23	16,400	17,612
	Bank of America Corp.	3.300%	1/11/23	7,905	8,414
3	Bank of America Corp.	2.816%	7/21/23	60,525	63,007
	Bank of America Corp.	4.125%	1/22/24	16,100	17,939
	Bank of America Corp.	4.000%	1/22/25	32,900	36,654
	Bank of America Corp.	3.500%	4/19/26	10,000	11,328
3	Bank of America Corp.	3.559%	4/23/27	86,705	97,423
3	Bank of America Corp.	3.593%	7/21/28	37,950	42,924
3	Bank of America Corp.	3.419%	12/20/28	8,681	9,683
3	Bank of America Corp.	4.271%	7/23/29	74,365	87,770
3	Bank of America Corp.	3.974%	2/7/30	120,185	140,135
3	Bank of America Corp.	3.194%	7/23/30	35,285	39,052
3	Bank of America Corp.	2.496%	2/13/31	50,870	53,394
	Bank of America Corp.	5.875%	2/7/42	9,965	14,983

	Bank of America Corp.	5.000%	1/21/44	39,433	54,289
3	Bank of America Corp.	3.946%	1/23/49	5,380	6,545
3	Bank of America Corp.	4.330%	3/15/50	78,120	99,401
	Bank of New York Mellon Corp.	2.200%	8/16/23	16,670	17,482
	Bank of New York Mellon Corp.	3.000%	2/24/25	27,990	30,810
	Bank of Nova Scotia	2.700%	8/3/26	63,160	69,950
	Barclays Bank plc	5.140%	10/14/20	11,905	11,970
3	Barclays plc	3.932%	5/7/25	55,605	60,287
6	Barclays plc, 3M USD LIBOR + 1.380%	1.660%	11/16/20	36,385	36,587
5	BNP Paribas SA	2.950%	5/23/22	4,105	4,259
	BNP Paribas SA	3.250%	3/3/23	7,620	8,134
5	BNP Paribas SA	3.800%	1/10/24	44,775	48,692
5	BNP Paribas SA	3.375%	1/9/25	60,670	66,212
3,5	BNP Paribas SA	2.819%	11/19/25	45,685	48,554
5	BNP Paribas SA	3.500%	11/16/27	69,325	76,893
5	BPCE SA	5.700%	10/22/23	6,225	6,988
	BPCE SA	4.000%	4/15/24	30,615	34,067
5	BPCE SA	5.150%	7/21/24	43,790	49,102
5	BPCE SA	3.500%	10/23/27	64,230	70,717
5	BPCE SA	2.700%	10/1/29	50,000	53,629
6	Canadian Imperial Bank of Commerce, 3M
	USD LIBOR + 0.720%	1.041%	9/16/20	57,780	58,288
	Capital One Financial Corp.	4.750%	7/15/21	18,835	19,562
	Capital One Financial Corp.	3.750%	4/24/24	55,460	60,712
	Capital One Financial Corp.	3.200%	2/5/25	24,185	26,369
	Citigroup Inc.	4.500%	1/14/22	33,920	35,825
	Citigroup Inc.	4.125%	7/25/28	14,550	16,649
3	Citigroup Inc.	3.520%	10/27/28	72,550	80,955
	Citigroup Inc.	6.625%	6/15/32	45,000	63,047
3	Citigroup Inc.	3.878%	1/24/39	37,030	44,006
	Comerica Bank	2.500%	7/23/24	27,415	29,267
5	Credit Agricole SA	3.750%	4/24/23	31,675	34,128
5	Credit Agricole SA	3.250%	10/4/24	71,600	77,863
	Credit Suisse AG	3.000%	10/29/21	18,325	18,892
	Credit Suisse AG	3.625%	9/9/24	4,885	5,448
5	Credit Suisse Group AG	3.574%	1/9/23	20,675	21,468
3,5	Credit Suisse Group AG	4.207%	6/12/24	12,375	13,337
3,5	Credit Suisse Group AG	2.593%	9/11/25	17,585	18,377
3,5	Credit Suisse Group AG	3.869%	1/12/29	10,980	12,299
5,6	Credit Suisse Group AG, 3M USD LIBOR +
	1.240%	1.558%	9/14/20	25,015	25,230
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	55,260	58,644
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	67,850	74,986
5	Danske Bank A/S	5.000%	1/12/22	21,605	22,738
5	Danske Bank A/S	3.875%	9/12/23	46,290	49,881
5	Danske Bank A/S	5.375%	1/12/24	28,240	31,917
	Deutsche Bank AG	4.250%	10/14/21	25,995	26,866
	Fifth Third Bancorp	2.550%	5/5/27	19,150	20,713
	Fifth Third Bank	2.875%	10/1/21	10,345	10,594
	Goldman Sachs Group Inc.	5.750%	1/24/22	40,725	43,722
3	Goldman Sachs Group Inc.	2.876%	10/31/22	64,880	66,514
	Goldman Sachs Group Inc.	3.625%	1/22/23	35,320	37,876
	Goldman Sachs Group Inc.	3.500%	1/23/25	17,545	19,288
3	Goldman Sachs Group Inc.	3.272%	9/29/25	46,260	50,347
	Goldman Sachs Group Inc.	3.850%	1/26/27	17,980	20,468
3	Goldman Sachs Group Inc.	3.691%	6/5/28	15,055	17,045
3	Goldman Sachs Group Inc.	3.814%	4/23/29	23,795	27,213

3	Goldman Sachs Group Inc.	4.223%	5/1/29	67,740	79,244
	Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	64,063
	Goldman Sachs Group Inc.	6.250%	2/1/41	28,005	42,162
	Goldman Sachs Group Inc.	4.800%	7/8/44	25,675	33,692
5	HSBC Bank plc	4.750%	1/19/21	62,040	63,048
	HSBC Holdings plc	4.000%	3/30/22	72,455	76,366
	HSBC Holdings plc	3.600%	5/25/23	60,200	64,714
	HSBC Holdings plc	3.900%	5/25/26	12,085	13,631
3	HSBC Holdings plc	4.041%	3/13/28	21,805	24,513
3	HSBC Holdings plc	4.583%	6/19/29	40,480	47,104
3	HSBC Holdings plc	2.357%	8/18/31	30,555	31,007
	HSBC Holdings plc	6.500%	5/2/36	25,000	34,158
	HSBC Holdings plc	6.100%	1/14/42	40,665	58,837
	HSBC Holdings plc	5.250%	3/14/44	13,210	17,073
6	HSBC Holdings plc, 3M USD LIBOR +
	1.000%	1.270%	11/18/20	26,340	26,371
	HSBC USA Inc.	3.500%	6/23/24	28,025	30,680
	ING Groep NV	3.150%	3/29/22	12,955	13,458
	ING Groep NV	3.950%	3/29/27	44,565	51,231
	JPMorgan Chase & Co.	4.500%	1/24/22	44,780	47,358
	JPMorgan Chase & Co.	3.375%	5/1/23	27,610	29,536
	JPMorgan Chase & Co.	3.875%	2/1/24	39,000	43,088
	JPMorgan Chase & Co.	3.900%	7/15/25	13,870	15,792
	JPMorgan Chase & Co.	4.125%	12/15/26	29,835	34,758
	JPMorgan Chase & Co.	4.250%	10/1/27	13,420	15,651
3	JPMorgan Chase & Co.	4.452%	12/5/29	64,735	77,966
3	JPMorgan Chase & Co.	3.702%	5/6/30	16,000	18,484
3	JPMorgan Chase & Co.	3.109%	4/22/41	19,440	21,277
	JPMorgan Chase & Co.	5.600%	7/15/41	96,000	142,243
	JPMorgan Chase & Co.	5.400%	1/6/42	18,035	26,167
	JPMorgan Chase & Co.	5.625%	8/16/43	16,100	23,317
	JPMorgan Chase & Co.	4.950%	6/1/45	15,000	20,451
3	JPMorgan Chase & Co.	3.964%	11/15/48	159,600	194,611
3	JPMorgan Chase & Co.	3.109%	4/22/51	19,885	21,500
3,5	Macquarie Group Ltd.	4.150%	3/27/24	49,500	53,205
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	24,685	27,016
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	67,980	70,719
	Morgan Stanley	5.750%	1/25/21	79,825	81,541
	Morgan Stanley	2.500%	4/21/21	21,815	22,113
	Morgan Stanley	2.625%	11/17/21	30,000	30,810
	Morgan Stanley	2.750%	5/19/22	63,420	65,897
	Morgan Stanley	3.875%	4/29/24	97,010	107,713
	Morgan Stanley	3.700%	10/23/24	29,050	32,473
3	Morgan Stanley	2.720%	7/22/25	53,860	57,567
	Morgan Stanley	4.000%	7/23/25	29,455	33,705
	Morgan Stanley	3.125%	7/27/26	11,435	12,760
	Morgan Stanley	6.250%	8/9/26	20,000	25,682
	Morgan Stanley	3.625%	1/20/27	60,000	68,137
3	Morgan Stanley	3.772%	1/24/29	56,905	65,344
3	Morgan Stanley	2.699%	1/22/31	74,290	79,996
	Morgan Stanley	4.300%	1/27/45	18,360	23,906
5	National Australia Bank Ltd.	2.332%	8/21/30	65,180	65,522
3,5	Nationwide Building Society	3.622%	4/26/23	23,975	25,024
5	NBK SPC Ltd.	2.750%	5/30/22	56,530	57,857
	PNC Bank NA	3.300%	10/30/24	18,195	20,169
	PNC Bank NA	4.200%	11/1/25	16,650	19,399
	PNC Bank NA	3.100%	10/25/27	41,975	47,494

	PNC Bank NA	3.250%	1/22/28	60,465	68,861
	PNC Financial Services Group Inc.	3.900%	4/29/24	41,565	46,069
	PNC Financial Services Group Inc.	2.550%	1/22/30	54,405	59,065
	Santander Holdings USA Inc.	3.700%	3/28/22	33,065	34,346
	Santander Holdings USA Inc.	3.400%	1/18/23	20,375	21,344
5	Societe Generale SA	3.250%	1/12/22	38,635	39,987
3	State Street Corp.	2.653%	5/15/23	30,770	31,955
	Synchrony Bank	3.650%	5/24/21	46,195	46,945
	Truist Bank	2.625%	1/15/22	45,425	46,731
	Truist Bank	3.300%	5/15/26	12,895	14,484
	Truist Financial Corp.	3.200%	9/3/21	25,900	26,577
	Truist Financial Corp.	2.750%	4/1/22	61,300	63,450
	Truist Financial Corp.	2.200%	3/16/23	31,045	32,348
	Truist Financial Corp.	3.700%	6/5/25	49,000	55,774
	Truist Financial Corp.	1.950%	6/5/30	22,005	22,649
3,5	UBS Group AG	3.126%	8/13/30	16,000	17,715
5	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	44,570	44,646
5	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	5,130	5,215
	US Bancorp	3.700%	1/30/24	52,500	57,877
	Wells Fargo & Co.	3.500%	3/8/22	64,245	67,216
	Wells Fargo & Co.	3.069%	1/24/23	12,990	13,443
	Wells Fargo & Co.	3.450%	2/13/23	48,895	51,953
	Wells Fargo & Co.	4.480%	1/16/24	46,156	51,215
	Wells Fargo & Co.	3.750%	1/24/24	50,755	55,438
	Wells Fargo & Co.	3.550%	9/29/25	32,170	35,931
	Wells Fargo & Co.	3.000%	4/22/26	39,405	43,208
3	Wells Fargo & Co.	3.196%	6/17/27	60,555	66,052
3	Wells Fargo & Co.	2.879%	10/30/30	15,000	16,114
3	Wells Fargo & Co.	2.572%	2/11/31	76,020	79,526
	Wells Fargo & Co.	5.606%	1/15/44	68,281	92,925
	Wells Fargo & Co.	4.650%	11/4/44	10,315	12,696
	Wells Fargo & Co.	4.900%	11/17/45	19,160	24,471
	Wells Fargo & Co.	4.400%	6/14/46	73,300	87,039
	Wells Fargo & Co.	4.750%	12/7/46	23,150	29,270

	Brokerage (0.1%)
	Charles Schwab Corp.	3.200%	3/2/27	19,665	22,174
	Intercontinental Exchange Inc.	2.650%	9/15/40	5,860	5,931
	Intercontinental Exchange Inc.	3.000%	6/15/50	12,730	13,323
	Intercontinental Exchange Inc.	3.000%	9/15/60	31,960	33,013

	Insurance (1.5%)
	ACE Capital Trust II	9.700%	4/1/30	20,000	29,950
	Aetna Inc.	2.800%	6/15/23	25,660	27,131
5	AIA Group Ltd.	3.600%	4/9/29	50,475	56,730
5	AIA Group Ltd.	3.375%	4/7/30	12,460	13,957
	American International Group Inc.	4.250%	3/15/29	35,227	41,091
	American International Group Inc.	4.500%	7/16/44	6,907	8,098
	American International Group Inc.	4.750%	4/1/48	4,585	5,565
	Anthem Inc.	3.700%	8/15/21	10,000	10,225
	Anthem Inc.	3.300%	1/15/23	42,468	45,172
	Anthem Inc.	3.650%	12/1/27	26,975	30,916
	Anthem Inc.	4.101%	3/1/28	40,910	47,912
	Anthem Inc.	4.650%	8/15/44	2,876	3,662
	Chubb Corp.	6.000%	5/11/37	50,000	72,832
	Chubb INA Holdings Inc.	2.300%	11/3/20	6,330	6,341
	Chubb INA Holdings Inc.	3.350%	5/15/24	22,345	24,596

Chubb INA Holdings Inc.	4.350%	11/3/45	29,835	39,337
5 Equitable Financial Life Global Funding	1.400%	7/7/25	10,395	10,665
5 Equitable Financial Life Global Funding	1.400%	8/27/27	13,815	13,819
5 Farmers Exchange Capital	7.050%	7/15/28	25,000	30,724
5 Five Corners Funding Trust	4.419%	11/15/23	5,935	6,610
5 Jackson National Life Global Funding	3.250%	1/30/24	24,070	25,950
5 Jackson National Life Insurance Co.	8.150%	3/15/27	18,890	24,830
5 Liberty Mutual Group Inc.	4.250%	6/15/23	3,160	3,464
5 Liberty Mutual Group Inc.	4.569%	2/1/29	11,170	13,401
5 Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	40,263
Marsh & McLennan Cos. Inc.	4.375%	3/15/29	23,405	28,375
Marsh & McLennan Cos. Inc.	4.900%	3/15/49	10,915	15,152
MetLife Inc.	3.600%	4/10/24	35,035	38,951
MetLife Inc.	4.125%	8/13/42	5,565	6,767
MetLife Inc.	4.875%	11/13/43	17,000	22,760
5 Metropolitan Life Global Funding I	3.450%	10/9/21	29,155	30,138
5 Metropolitan Life Global Funding I	2.650%	4/8/22	13,770	14,268
5 Metropolitan Life Global Funding I	3.450%	12/18/26	23,660	27,037
5 Metropolitan Life Global Funding I	3.000%	9/19/27	21,455	23,706
5 Nationwide Financial Services Inc.	3.900%	11/30/49	48,905	49,168
5 Nationwide Mutual Insurance Co.	4.350%	4/30/50	25,140	27,579
5 New York Life Global Funding	2.900%	1/17/24	29,050	31,303
5 New York Life Insurance Co.	5.875%	5/15/33	55,395	75,401
5 New York Life Insurance Co.	3.750%	5/15/50	9,245	10,447
5 New York Life Insurance Co.	4.450%	5/15/69	15,270	18,545
5 Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	24,134	26,919
5 Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,324	10,217
5 Principal Financial Global Funding LLC	2.500%	9/16/29	25,000	26,743
Prudential Financial Inc.	4.500%	11/15/20	24,365	24,573
Prudential plc	3.125%	4/14/30	14,640	16,203
5 Teachers Insurance & Annuity Assn. of
America	4.900%	9/15/44	24,830	31,345
5 Teachers Insurance & Annuity Assn. of
America	4.270%	5/15/47	42,390	49,898
Torchmark Corp.	7.875%	5/15/23	45,000	52,932
UnitedHealth Group Inc.	3.875%	10/15/20	27,960	28,048
UnitedHealth Group Inc.	2.875%	3/15/22	4,696	4,848
UnitedHealth Group Inc.	2.875%	3/15/23	16,000	16,980
UnitedHealth Group Inc.	3.100%	3/15/26	15,350	17,186
UnitedHealth Group Inc.	3.850%	6/15/28	34,565	40,614
UnitedHealth Group Inc.	2.000%	5/15/30	7,515	7,845
UnitedHealth Group Inc.	4.625%	7/15/35	9,595	12,660
UnitedHealth Group Inc.	2.750%	5/15/40	8,505	8,978
UnitedHealth Group Inc.	4.250%	3/15/43	67,400	85,674
UnitedHealth Group Inc.	4.750%	7/15/45	24,520	33,214
UnitedHealth Group Inc.	4.200%	1/15/47	8,620	10,744
UnitedHealth Group Inc.	4.250%	6/15/48	22,215	28,180
UnitedHealth Group Inc.	4.450%	12/15/48	4,970	6,511
UnitedHealth Group Inc.	3.700%	8/15/49	23,160	27,573
UnitedHealth Group Inc.	2.900%	5/15/50	26,720	28,062
UnitedHealth Group Inc.	3.875%	8/15/59	4,125	5,088

Real Estate Investment Trusts (0.2%)
Boston Properties LP	3.125%	9/1/23	13,275	14,056
Boston Properties LP	3.800%	2/1/24	1,750	1,899
Healthpeak Properties Inc.	3.000%	1/15/30	31,475	33,797
Realty Income Corp.	4.650%	8/1/23	25,010	27,777

Realty Income Corp.	3.250%	1/15/31	12,940	14,377
5 Scentre Management Ltd / RE1 Ltd.	4.375%	5/28/30	19,110	21,326
Simon Property Group LP	3.750%	2/1/24	3,265	3,527
Simon Property Group LP	3.375%	10/1/24	10,055	10,874
Simon Property Group LP	2.450%	9/13/29	19,865	19,793
VEREIT Operating Partnership LP	3.400%	1/15/28	5,900	6,115
5 WEA Finance LLC	4.125%	9/20/28	20,425	20,920
5 WEA Finance LLC	4.625%	9/20/48	25,530	24,801
				8,809,763
Industrial (11.1%)
Basic Industry (0.1%)
International Paper Co.	4.350%	8/15/48	45,400	54,262

Capital Goods (0.7%)
5 BAE Systems Holdings Inc.	2.850%	12/15/20	6,060	6,083
5 BAE Systems Holdings Inc.	3.850%	12/15/25	11,010	12,419
5 BAE Systems plc	3.400%	4/15/30	7,335	8,234
Boeing Co.	2.700%	2/1/27	17,155	16,619
Boeing Co.	8.625%	11/15/31	9,460	13,260
Boeing Co.	3.375%	6/15/46	14,338	12,028
5 Carrier Global Corp.	2.722%	2/15/30	15,418	16,162
Caterpillar Inc.	3.900%	5/27/21	23,739	24,365
Caterpillar Inc.	2.600%	6/26/22	11,345	11,744
Caterpillar Inc.	3.400%	5/15/24	14,200	15,563
Deere & Co.	7.125%	3/3/31	17,500	25,456
General Electric Co.	3.100%	1/9/23	8,635	9,113
Illinois Tool Works Inc.	3.500%	3/1/24	52,955	58,247
John Deere Capital Corp.	3.450%	3/13/25	43,145	48,488
Lockheed Martin Corp.	2.900%	3/1/25	10,450	11,421
Lockheed Martin Corp.	1.850%	6/15/30	1,700	1,760
Lockheed Martin Corp.	4.500%	5/15/36	8,015	10,332
Lockheed Martin Corp.	4.700%	5/15/46	14,370	19,603
Lockheed Martin Corp.	2.800%	6/15/50	7,285	7,647
Lockheed Martin Corp.	4.090%	9/15/52	5,500	7,090
5 Otis Worldwide Corp.	2.565%	2/15/30	8,000	8,534
5 Otis Worldwide Corp.	3.112%	2/15/40	17,030	18,237
5 Otis Worldwide Corp.	3.362%	2/15/50	30,240	32,927
Parker-Hannifin Corp.	3.250%	6/14/29	9,650	10,864
Parker-Hannifin Corp.	4.450%	11/21/44	17,735	22,076
Raytheon Technologies Corp.	4.125%	11/16/28	16,675	19,826
Raytheon Technologies Corp.	6.050%	6/1/36	20,325	28,886
Raytheon Technologies Corp.	6.125%	7/15/38	37,300	54,505
Raytheon Technologies Corp.	4.450%	11/16/38	9,325	11,512
Raytheon Technologies Corp.	4.500%	6/1/42	16,902	21,307
Raytheon Technologies Corp.	3.750%	11/1/46	5,923	6,832
5 Siemens Financieringsmaatschappij NV	2.900%	5/27/22	39,625	41,308
5 Siemens Financieringsmaatschappij NV	3.125%	3/16/24	61,400	66,613
5 Siemens Financieringsmaatschappij NV	4.400%	5/27/45	34,365	45,112
Stanley Black & Decker Inc.	4.850%	11/15/48	24,455	34,518

Communication (1.8%)
America Movil SAB de CV	3.125%	7/16/22	84,600	88,084
America Movil SAB de CV	3.625%	4/22/29	26,990	30,461
America Movil SAB de CV	6.125%	3/30/40	7,380	10,653
American Tower Corp.	5.000%	2/15/24	2,770	3,161
American Tower Corp.	4.400%	2/15/26	7,315	8,474
American Tower Corp.	3.800%	8/15/29	33,804	39,034

	AT&T Inc.	2.750%	6/1/31	36,795	38,928
	AT&T Inc.	3.650%	6/1/51	6,253	6,531
	AT&T Inc.	3.850%	6/1/60	23,037	24,527
5	British Telecommunications plc	3.250%	11/8/29	29,620	32,280
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	3.700%	4/1/51	13,030	12,918
	Comcast Corp.	3.000%	2/1/24	25,345	27,404
	Comcast Corp.	3.600%	3/1/24	50,730	56,010
	Comcast Corp.	3.375%	2/15/25	2,540	2,821
	Comcast Corp.	2.350%	1/15/27	19,620	20,993
	Comcast Corp.	4.250%	1/15/33	42,890	53,470
	Comcast Corp.	4.200%	8/15/34	26,890	33,440
	Comcast Corp.	5.650%	6/15/35	4,725	6,710
	Comcast Corp.	4.400%	8/15/35	32,325	41,062
	Comcast Corp.	6.500%	11/15/35	4,720	7,190
	Comcast Corp.	6.400%	5/15/38	968	1,460
	Comcast Corp.	4.600%	10/15/38	48,045	61,390
	Comcast Corp.	4.650%	7/15/42	47,970	62,328
	Comcast Corp.	4.500%	1/15/43	22,000	28,099
	Comcast Corp.	4.750%	3/1/44	34,643	45,667
	Comcast Corp.	4.600%	8/15/45	43,296	56,258
	Comcast Corp.	3.969%	11/1/47	8,452	10,187
	Comcast Corp.	4.000%	3/1/48	12,180	14,672
	Comcast Corp.	4.700%	10/15/48	47,740	63,962
	Comcast Corp.	3.999%	11/1/49	23,162	27,932
	Comcast Corp.	4.049%	11/1/52	2,670	3,255
	Comcast Corp.	4.950%	10/15/58	35,175	50,132
5	Cox Communications Inc.	3.250%	12/15/22	27,995	29,598
5	Cox Communications Inc.	2.950%	6/30/23	5,870	6,200
5	Cox Communications Inc.	3.150%	8/15/24	7,268	7,873
5	Cox Communications Inc.	4.800%	2/1/35	30,000	37,872
5	Cox Communications Inc.	6.450%	12/1/36	5,850	8,158
5	Cox Communications Inc.	4.600%	8/15/47	4,435	5,532
	Crown Castle International Corp.	3.650%	9/1/27	10,215	11,550
	Crown Castle International Corp.	3.800%	2/15/28	8,435	9,595
5	Deutsche Telekom International Finance BV	3.600%	1/19/27	10,918	12,213
5	Deutsche Telekom International Finance BV	4.375%	6/21/28	21,754	25,896
	NBCUniversal Media LLC	4.450%	1/15/43	10,370	13,115
	Orange SA	9.000%	9/1/20	20,280	33,136
	Orange SA	4.125%	9/14/21	60,990	63,278
5	SK Telecom Co. Ltd.	3.750%	4/16/23	11,995	12,880
5	Sky Ltd.	3.750%	9/16/24	45,046	50,555
3,5	Sprint Spectrum Co LLC / Sprint Spectrum
	Co II LLC / Sprint Spectrum Co III LLC	4.738%	3/20/25	46,090	50,074
5	T-Mobile USA Inc.	2.050%	2/15/28	24,985	25,611
5	T-Mobile USA Inc.	3.875%	4/15/30	24,165	27,618
	Telefonica Emisiones SAU	5.213%	3/8/47	35,120	42,276
	Telefonica Emisiones SAU	5.520%	3/1/49	29,047	36,833
	Time Warner Entertainment Co. LP	8.375%	3/15/23	3,925	4,644
	Verizon Communications Inc.	4.329%	9/21/28	23,335	28,260
	Verizon Communications Inc.	4.812%	3/15/39	85,963	113,224
	Verizon Communications Inc.	4.750%	11/1/41	11,880	15,758
	Verizon Communications Inc.	4.862%	8/21/46	36,117	48,796
	Verizon Communications Inc.	5.012%	4/15/49	23,609	33,005
	Verizon Communications Inc.	4.672%	3/15/55	11,007	15,050
	ViacomCBS Inc.	3.700%	6/1/28	15,190	16,703

	Vodafone Group plc	5.000%	5/30/38	1,895	2,358
	Vodafone Group plc	5.250%	5/30/48	45,220	58,107
	Walt Disney Co.	3.000%	9/15/22	11,891	12,498
	Walt Disney Co.	2.650%	1/13/31	3,850	4,169
	Walt Disney Co.	3.500%	5/13/40	50,260	56,543
	Walt Disney Co.	4.125%	6/1/44	6,280	7,617
	Walt Disney Co.	2.750%	9/1/49	16,835	16,527
	Walt Disney Co.	3.600%	1/13/51	27,250	30,967
	Walt Disney Co.	3.800%	5/13/60	42,665	49,856

	Consumer Cyclical (1.0%)
	Alibaba Group Holding Ltd.	3.125%	11/28/21	2,515	2,581
	Alibaba Group Holding Ltd.	3.600%	11/28/24	39,860	43,945
	Alibaba Group Holding Ltd.	3.400%	12/6/27	85,240	95,998
	Amazon.com Inc.	2.500%	11/29/22	16,800	17,554
	Amazon.com Inc.	2.800%	8/22/24	14,010	15,248
	Amazon.com Inc.	4.800%	12/5/34	37,370	51,112
	Amazon.com Inc.	4.950%	12/5/44	22,605	32,364
	Amazon.com Inc.	4.250%	8/22/57	41,385	55,957
	AutoZone Inc.	3.700%	4/15/22	46,136	48,148
5	BMW US Capital LLC	2.000%	4/11/21	21,300	21,487
5	Daimler Finance North America LLC	2.300%	2/12/21	34,470	34,720
5	Daimler Finance North America LLC	3.875%	9/15/21	3,961	4,088
5	Daimler Finance North America LLC	3.250%	8/1/24	5,870	6,327
	General Motors Financial Co. Inc.	3.550%	4/9/21	16,395	16,620
	General Motors Financial Co. Inc.	3.950%	4/13/24	57,810	61,702
	Home Depot Inc.	3.900%	12/6/28	10,250	12,224
	Home Depot Inc.	3.300%	4/15/40	18,410	20,960
	Home Depot Inc.	4.400%	3/15/45	28,655	36,751
	Home Depot Inc.	4.500%	12/6/48	12,215	16,213
5,6	Hyundai Capital America, 3M USD LIBOR +
	0.940%	1.217%	10/8/20	50,400	50,282
	Lowe's Cos. Inc.	3.100%	5/3/27	68,700	76,451
	Lowe's Cos. Inc.	6.500%	3/15/29	13,301	17,910
	Lowe's Cos. Inc.	4.550%	4/5/49	29,000	36,654
	McDonald's Corp.	2.625%	1/15/22	7,805	8,048
	McDonald's Corp.	3.250%	6/10/24	5,460	5,979
	McDonald's Corp.	4.875%	12/9/45	9,940	12,887
	McDonald's Corp.	3.625%	9/1/49	37,735	42,288
	Starbucks Corp.	4.500%	11/15/48	51,181	62,280
	VF Corp.	2.800%	4/23/27	17,615	19,038
	VF Corp.	2.950%	4/23/30	37,015	40,101
	Walmart Inc.	3.550%	6/26/25	56,910	64,822
	Walmart Inc.	3.625%	12/15/47	14,215	17,295

	Consumer Noncyclical (3.5%)
5	AbbVie Inc.	4.875%	2/15/21	4,184	4,220
5	AbbVie Inc.	3.450%	3/15/22	18,695	19,443
5	AbbVie Inc.	3.800%	3/15/25	15,725	17,554
5	AbbVie Inc.	4.050%	11/21/39	20,255	23,750
5	AbbVie Inc.	4.850%	6/15/44	18,000	22,589
	AbbVie Inc.	4.450%	5/14/46	29,520	35,283
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	7,210	7,421
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	8,980	9,489
5	Alcon Finance Corp.	2.750%	9/23/26	5,830	6,321
5	Alcon Finance Corp.	2.600%	5/27/30	4,690	4,960
5	Alcon Finance Corp.	3.800%	9/23/49	22,830	25,713

Altria Group Inc.	2.850%	8/9/22	18,810	19,642
Altria Group Inc.	5.800%	2/14/39	26,150	33,274
Altria Group Inc.	4.500%	5/2/43	10,705	11,834
Altria Group Inc.	3.875%	9/16/46	22,775	23,663
Amgen Inc.	2.300%	2/25/31	43,075	45,077
Amgen Inc.	3.150%	2/21/40	29,570	31,195
Amgen Inc.	5.150%	11/15/41	10,583	14,106
5 Amgen Inc.	2.770%	9/1/53	14,741	14,415
Anheuser-Busch Cos. LLC	6.500%	1/1/28	19,550	25,417
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	4.900%	2/1/46	61,085	75,254
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	4.700%	2/1/36	35,700	42,455
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	4,100	4,958
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,610	20,879
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	9,225	10,920
Archer-Daniels-Midland Co.	4.500%	3/15/49	35,045	49,145
Ascension Health	2.532%	11/15/29	22,515	25,140
3 Ascension Health	4.847%	11/15/53	24,750	36,920
AstraZeneca plc	2.375%	11/16/20	44,480	44,647
AstraZeneca plc	4.000%	1/17/29	47,000	55,989
AstraZeneca plc	6.450%	9/15/37	23,385	35,901
BAT Capital Corp.	3.557%	8/15/27	63,450	69,012
5 BAT International Finance plc	3.250%	6/7/22	58,280	60,899
5 BAT International Finance plc	3.500%	6/15/22	8,980	9,428
5 Bayer US Finance II LLC	4.250%	12/15/25	46,665	53,632
5 Bayer US Finance LLC	3.000%	10/8/21	46,850	48,022
5 Bayer US Finance LLC	3.375%	10/8/24	33,220	36,201
3 Bon Secours Mercy Health Inc.	3.464%	6/1/30	17,085	19,433
Boston Scientific Corp.	4.000%	3/1/29	6,810	7,907
Bristol-Myers Squibb Co.	3.250%	8/15/22	16,250	17,159
Bristol-Myers Squibb Co.	3.550%	8/15/22	24,575	25,871
Bristol-Myers Squibb Co.	2.750%	2/15/23	4,553	4,803
Bristol-Myers Squibb Co.	3.250%	2/20/23	7,830	8,366
Bristol-Myers Squibb Co.	4.000%	8/15/23	1,500	1,651
Bristol-Myers Squibb Co.	3.400%	7/26/29	31,020	36,153
Bristol-Myers Squibb Co.	4.125%	6/15/39	17,720	22,751
Bristol-Myers Squibb Co.	4.550%	2/20/48	7,347	10,115
Bristol-Myers Squibb Co.	4.250%	10/26/49	20,963	27,842
5 Cargill Inc.	4.307%	5/14/21	60,532	62,228
5 Cargill Inc.	6.875%	5/1/28	19,355	25,480
5 Cargill Inc.	2.125%	4/23/30	5,265	5,513
5 Cargill Inc.	4.760%	11/23/45	28,190	36,533
Children's Hospital Corp.	2.585%	2/1/50	5,460	5,345
Cigna Corp.	3.250%	4/15/25	31,655	34,874
Cigna Corp.	4.375%	10/15/28	18,600	22,221
Cigna Corp.	4.800%	8/15/38	26,415	33,035
Cigna Corp.	3.200%	3/15/40	5,405	5,744
Coca-Cola Co.	4.500%	9/1/21	8,430	8,635
Coca-Cola European Partners plc	3.500%	9/15/20	9,900	9,909
Colgate-Palmolive Co.	7.600%	5/19/25	13,920	18,064
CommonSpirit Health	2.950%	11/1/22	18,735	19,611
CommonSpirit Health	4.200%	8/1/23	9,885	10,711
CommonSpirit Health	2.760%	10/1/24	29,395	30,668
CommonSpirit Health	3.347%	10/1/29	44,320	46,656
3 CommonSpirit Health	4.350%	11/1/42	23,365	25,714
CommonSpirit Health	4.187%	10/1/49	40,235	42,630

Conagra Brands Inc.	4.600%	11/1/25	7,855	9,103
Conagra Brands Inc.	5.300%	11/1/38	6,410	8,262
Constellation Brands Inc.	2.700%	5/9/22	2,385	2,469
Constellation Brands Inc.	3.750%	5/1/50	2,415	2,670
Cottage Health Obligated Group	3.304%	11/1/49	15,870	17,433
CVS Health Corp.	2.750%	12/1/22	40,255	42,066
CVS Health Corp.	4.300%	3/25/28	4,349	5,085
CVS Health Corp .	4.875%	7/20/35	6,900	8,778
CVS Health Corp.	4.125%	4/1/40	11,570	13,444
CVS Health Corp.	5.125%	7/20/45	31,100	39,399
5 Danone SA	2.947%	11/2/26	30,550	33,808
Diageo Capital plc	2.625%	4/29/23	48,310	50,726
Diageo Capital plc	2.375%	10/24/29	20,000	21,343
Diageo Capital plc	2.000%	4/29/30	5,830	6,058
Diageo Capital plc	2.125%	4/29/32	1,845	1,910
Diageo Investment Corp.	2.875%	5/11/22	26,991	28,139
Dignity Health	3.812%	11/1/24	20,780	21,673
Eli Lilly & Co.	4.150%	3/15/59	2,810	3,618
5 EMD Finance LLC	2.950%	3/19/22	23,660	24,430
Estee Lauder Cos. Inc.	2.375%	12/1/29	12,615	13,492
Gilead Sciences Inc.	2.550%	9/1/20	26,330	26,330
Gilead Sciences Inc.	3.700%	4/1/24	26,895	29,670
Gilead Sciences Inc.	3.500%	2/1/25	22,335	24,896
Gilead Sciences Inc.	4.500%	2/1/45	32,375	41,876
Gilead Sciences Inc.	4.750%	3/1/46	7,340	9,771
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	31,740	33,644
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	62,236
GlaxoSmithKline Capital plc	2.850%	5/8/22	28,930	30,088
HCA Inc.	5.125%	6/15/39	4,970	6,113
5 Imperial Tobacco Finance plc	3.750%	7/21/22	34,745	36,265
Kaiser Foundation Hospitals	3.500%	4/1/22	10,611	11,101
Kaiser Foundation Hospitals	3.150%	5/1/27	14,823	16,549
Kaiser Foundation Hospitals	4.875%	4/1/42	14,250	19,458
Kroger Co.	3.850%	8/1/23	10,770	11,698
Kroger Co.	4.000%	2/1/24	22,290	24,514
McCormick & Co. Inc.	2.500%	4/15/30	3,205	3,442
Medtronic Inc.	3.150%	3/15/22	28,280	29,480
Medtronic Inc.	3.500%	3/15/25	19,247	21,571
Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	18,985	20,500
Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	12,320	15,912
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	10,630	14,586
Merck & Co. Inc.	2.800%	5/18/23	27,220	28,952
Merck & Co. Inc.	2.750%	2/10/25	47,090	51,350
Merck & Co. Inc.	3.400%	3/7/29	49,240	57,380
Merck & Co. Inc.	4.150%	5/18/43	22,090	28,442
Merck & Co. Inc.	4.000%	3/7/49	52,385	67,224
Mercy Health	4.302%	7/1/28	20,339	23,324
Molson Coors Beverage Co.	3.500%	5/1/22	16,525	17,233
Molson Coors Beverage Co.	3.000%	7/15/26	54,900	58,647
Novartis Capital Corp.	3.400%	5/6/24	16,695	18,403
Novartis Capital Corp.	4.400%	5/6/44	25,896	34,343
Partners Healthcare System Inc.	3.192%	7/1/49	24,480	26,071
Partners Healthcare System Inc.	3.342%	7/1/60	32,045	34,935
PepsiCo Inc.	4.000%	3/5/42	51,391	63,762
Pfizer Inc.	3.000%	6/15/23	47,025	50,413
Pfizer Inc.	3.450%	3/15/29	70,335	82,029
Pfizer Inc.	1.700%	5/28/30	6,065	6,261

Pfizer Inc.	4.100%	9/15/38	53,995	67,742
Pfizer Inc.	2.550%	5/28/40	7,535	7,851
Pfizer Inc.	2.700%	5/28/50	8,330	8,626
Philip Morris International Inc.	4.125%	5/17/21	43,025	44,161
Philip Morris International Inc.	2.500%	8/22/22	21,645	22,581
Philip Morris International Inc.	2.625%	3/6/23	46,850	49,304
Philip Morris International Inc.	3.600%	11/15/23	7,000	7,667
Philip Morris International Inc.	3.375%	8/11/25	14,440	16,171
Philip Morris International Inc.	4.875%	11/15/43	6,185	8,016
3 Procter & Gamble - Esop	9.360%	1/1/21	3,727	3,787
Providence St. Joseph Health Obligated
Group	2.532%	10/1/29	17,470	18,494
3 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	11,805	13,952
5 Royalty Pharma plc	3.300%	9/2/40	14,550	14,190
5 Royalty Pharma plc	3.550%	9/2/50	16,660	16,100
RUSH Obligated Group	3.922%	11/15/29	11,880	13,834
Sanofi	4.000%	3/29/21	44,090	45,051
5 Sigma Alimentos SA de CV	4.125%	5/2/26	14,750	15,827
SSM Health Care Corp.	3.823%	6/1/27	34,910	38,335
Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	30,355	30,754
Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	18,255	18,851
Toledo Hospital	5.750%	11/15/38	18,910	22,399
Unilever Capital Corp.	4.250%	2/10/21	95,235	96,904
5 Upjohn Inc.	3.850%	6/22/40	14,665	15,898
5 Upjohn Inc.	4.000%	6/22/50	19,716	21,504
Wyeth LLC	5.950%	4/1/37	25,000	36,640
Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	34,424

Energy (1.1%)
5 BG Energy Capital plc	4.000%	10/15/21	5,000	5,175
BP Capital Markets America Inc.	4.500%	10/1/20	16,000	16,055
BP Capital Markets America Inc.	3.245%	5/6/22	35,000	36,615
BP Capital Markets America Inc.	1.749%	8/10/30	7,780	7,729
BP Capital Markets plc	3.062%	3/17/22	43,130	44,853
BP Capital Markets plc	2.500%	11/6/22	22,000	22,905
BP Capital Markets plc	3.994%	9/26/23	16,185	17,840
BP Capital Markets plc	3.814%	2/10/24	38,938	42,868
BP Capital Markets plc	3.506%	3/17/25	50,285	56,044
Chevron Corp.	3.191%	6/24/23	49,470	52,996
Cimarex Energy Co.	4.375%	6/1/24	31,555	33,882
ConocoPhillips Co.	4.950%	3/15/26	4,385	5,279
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	21,445	23,155
Dominion Energy Gas Holdings LLC	3.000%	11/15/29	19,580	21,532
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	4,185	5,223
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	24,863	30,686
Energy Transfer Operating LP	5.250%	4/15/29	40,000	43,500
Energy Transfer Operating LP	5.000%	5/15/50	14,445	13,867
Energy Transfer Partners LP	5.300%	4/15/47	5,745	5,465
Enterprise Products Operating LLC	4.250%	2/15/48	26,420	28,550
Enterprise Products Operating LLC	3.700%	1/31/51	5,935	6,005
Exxon Mobil Corp.	2.726%	3/1/23	11,910	12,556
Exxon Mobil Corp.	3.043%	3/1/26	8,115	9,020
Exxon Mobil Corp.	2.275%	8/16/26	36,735	39,686
Exxon Mobil Corp.	2.440%	8/16/29	25,195	27,218
Exxon Mobil Corp.	2.610%	10/15/30	35,925	38,977
Exxon Mobil Corp.	4.114%	3/1/46	12,060	14,626

Occidental Petroleum Corp.	2.700%	2/15/23	10,750	10,347
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	36,775	38,797
5 Schlumberger Holdings Corp.	3.900%	5/17/28	31,025	33,853
5 Schlumberger Investment SA	2.400%	8/1/22	23,925	24,585
Schlumberger Investment SA	3.650%	12/1/23	44,520	48,262
Shell International Finance BV	3.250%	5/11/25	11,051	12,309
Shell International Finance BV	4.125%	5/11/35	43,465	53,792
Shell International Finance BV	5.500%	3/25/40	12,990	18,237
Shell International Finance BV	4.375%	5/11/45	96,700	119,948
Suncor Energy Inc.	5.950%	12/1/34	20,700	25,264
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	3,500	3,334
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	750	725
Total Capital International SA	2.700%	1/25/23	36,510	38,480
Total Capital International SA	3.750%	4/10/24	41,500	45,964
TransCanada PipeLines Ltd.	3.800%	10/1/20	47,125	47,196
TransCanada PipeLines Ltd.	4.875%	1/15/26	47,256	56,143
TransCanada PipeLines Ltd.	4.100%	4/15/30	7,125	8,271

Other Industrial (0.3%)
5 CK Hutchison International 20 Ltd.	3.375%	5/8/50	22,015	24,673
3 Duke University	2.682%	10/1/44	11,050	11,716
3 Duke University	2.832%	10/1/55	25,700	27,467
Emory University	2.143%	9/1/30	25,475	26,663
Georgetown University	4.315%	4/1/49	5,405	6,890
Georgetown University	2.943%	4/1/50	9,430	9,671
3 Johns Hopkins University	4.083%	7/1/53	16,670	22,163
3 Johns Hopkins University	2.813%	1/1/60	6,420	6,662
Leland Stanford Junior University	2.413%	6/1/50	13,600	13,885
3 Northeastern University	2.894%	10/1/50	6,995	7,224
President & Fellows of Harvard College	2.517%	10/15/50	18,355	19,277
5 SBA Tower Trust	3.168%	4/11/22	48,960	49,505
5 SBA Tower Trust	3.448%	3/15/23	23,770	24,868
5 SBA Tower Trust	2.836%	1/15/25	25,075	26,056
5 SBA Tower Trust	1.884%	1/15/26	8,960	9,052
3 University of Chicago	2.761%	4/1/45	5,825	6,072
Yale University	1.482%	4/15/30	12,980	13,189
Yale University	2.402%	4/15/50	14,740	15,206

Technology (2.1%)
Apple Inc.	3.000%	2/9/24	22,535	24,320
Apple Inc.	3.450%	5/6/24	39,950	44,210
Apple Inc.	2.850%	5/11/24	44,990	48,611
Apple Inc.	2.750%	1/13/25	21,495	23,433
Apple Inc.	3.250%	2/23/26	37,631	42,511
Apple Inc.	2.450%	8/4/26	43,466	47,569
Apple Inc.	3.350%	2/9/27	55,925	63,687
Apple Inc.	3.200%	5/11/27	39,185	44,565
Apple Inc.	2.900%	9/12/27	55,355	62,243
Apple Inc.	3.850%	5/4/43	17,000	20,743
Apple Inc.	4.450%	5/6/44	5,075	6,751
Apple Inc.	3.850%	8/4/46	36,890	45,228
Apple Inc.	2.650%	5/11/50	17,660	18,126
Apple Inc.	2.550%	8/20/60	48,290	47,512
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.875%	1/15/27	11,385	12,616
Broadcom Inc.	4.250%	4/15/26	3,505	3,963

Broadcom Inc.	4.110%	9/15/28	37,859	42,150
Broadcom Inc.	4.150%	11/15/30	4,480	5,002
Cisco Systems Inc.	2.500%	9/20/26	15,676	17,340
Equinix Inc.	3.000%	7/15/50	34,420	35,032
Fiserv Inc.	3.200%	7/1/26	23,105	25,873
Global Payments Inc.	2.900%	5/15/30	14,680	15,796
Intel Corp.	2.875%	5/11/24	29,395	31,800
Intel Corp.	4.100%	5/19/46	51,605	64,151
International Business Machines Corp.	3.375%	8/1/23	70,925	76,987
International Business Machines Corp.	3.625%	2/12/24	35,000	38,581
International Business Machines Corp.	3.000%	5/15/24	86,100	93,663
International Business Machines Corp.	3.300%	5/15/26	155,985	177,051
International Business Machines Corp.	3.500%	5/15/29	103,700	120,075
International Business Machines Corp.	5.875%	11/29/32	20,240	29,384
International Business Machines Corp.	2.850%	5/15/40	11,490	12,019
International Business Machines Corp.	2.950%	5/15/50	4,545	4,699
Microsoft Corp.	2.875%	2/6/24	57,005	61,525
Microsoft Corp.	3.125%	11/3/25	17,700	19,873
Microsoft Corp.	3.500%	2/12/35	23,520	28,847
Microsoft Corp.	3.450%	8/8/36	65,320	78,150
Microsoft Corp.	4.100%	2/6/37	28,491	36,774
Microsoft Corp.	3.700%	8/8/46	61,115	76,164
Microsoft Corp.	2.525%	6/1/50	122,844	128,871
Oracle Corp.	2.500%	5/15/22	46,930	48,491
Oracle Corp.	2.950%	11/15/24	79,830	87,134
Oracle Corp.	2.950%	5/15/25	13,635	14,944
Oracle Corp.	3.250%	11/15/27	111,485	125,938
Oracle Corp.	4.000%	11/15/47	32,175	37,752
Oracle Corp.	3.600%	4/1/50	31,705	35,374
5 QUALCOMM Inc.	1.300%	5/20/28	27,474	27,488
QUALCOMM Inc.	2.150%	5/20/30	29,475	31,083
5 QUALCOMM Inc.	1.650%	5/20/32	41,155	41,055
QUALCOMM Inc.	3.250%	5/20/50	10,605	11,919
5 Tencent Holdings Ltd.	3.575%	4/11/26	6,595	7,343
5 Tencent Holdings Ltd.	3.595%	1/19/28	57,300	63,529
5 Tencent Holdings Ltd.	3.975%	4/11/29	32,420	37,311

Transportation (0.5%)
Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,595	7,858
Burlington Northern Santa Fe LLC	3.000%	3/15/23	21,397	22,710
Burlington Northern Santa Fe LLC	3.850%	9/1/23	20,891	22,836
Burlington Northern Santa Fe LLC	4.550%	9/1/44	6,000	7,905
Burlington Northern Santa Fe LLC	4.150%	4/1/45	13,365	16,881
Burlington Northern Santa Fe LLC	4.050%	6/15/48	2,715	3,420
Burlington Northern Santa Fe LLC	3.050%	2/15/51	9,950	10,945
Canadian National Railway Co.	2.450%	5/1/50	6,870	6,906
3 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	19,104	17,945
CSX Corp.	4.300%	3/1/48	16,150	20,302
CSX Corp.	3.350%	9/15/49	5,535	6,114
5 ERAC USA Finance LLC	4.500%	8/16/21	9,295	9,598
5 ERAC USA Finance LLC	7.000%	10/15/37	32,995	45,930
ERAC USA Finance LLC	5.625%	3/15/42	21,787	26,575
3 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	5,385	5,569
FedEx Corp.	2.700%	4/15/23	23,430	24,660
FedEx Corp.	4.100%	2/1/45	4,455	4,977

FedEx Corp.	4.750%	11/15/45	12,168	14,766
FedEx Corp.	4.550%	4/1/46	6,073	7,139
FedEx Corp.	4.050%	2/15/48	1,705	1,897
FedEx Corp.	4.950%	10/17/48	11,474	14,276
Kansas City Southern	4.950%	8/15/45	16,985	18,177
5 Penske Truck Leasing Co. LP / PTL Finance
Corp.	3.450%	7/1/24	16,420	17,807
5 Penske Truck Leasing Co. LP / PTL Finance
Corp.	2.700%	11/1/24	10,220	10,802
5 Penske Truck Leasing Co. LP / PTL Finance
Corp.	3.950%	3/10/25	52,010	57,721
5 Penske Truck Leasing Co. LP / PTL Finance
Corp.	4.450%	1/29/26	16,450	18,891
3 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	6,746	6,738
Union Pacific Corp.	3.700%	3/1/29	17,470	20,421
Union Pacific Corp.	4.300%	3/1/49	22,015	28,512
Union Pacific Corp.	3.250%	2/5/50	28,035	30,724
Union Pacific Corp.	3.799%	10/1/51	23,191	27,890
Union Pacific Corp.	3.839%	3/20/60	9,530	11,150
Union Pacific Corp.	3.750%	2/5/70	10,510	11,854
3 United Airlines 2018-1 Class B Pass Through
Trust	4.600%	3/1/26	6,778	5,354
United Parcel Service Inc.	2.450%	10/1/22	17,950	18,738
				12,233,550
Utilities (3.0%)
Electric (2.6%)
AEP Texas Inc.	4.150%	5/1/49	5,065	6,043
AEP Texas Inc.	3.450%	1/15/50	16,810	18,287
Alabama Power Co.	5.700%	2/15/33	15,000	20,745
Alabama Power Co.	3.750%	3/1/45	24,430	28,385
Alabama Power Co.	4.300%	7/15/48	28,015	35,494
Ameren Illinois Co.	3.800%	5/15/28	22,215	25,791
Ameren Illinois Co.	6.125%	12/15/28	54,000	66,909
Ameren Illinois Co.	3.700%	12/1/47	5,045	5,922
Arizona Public Service Co.	3.350%	5/15/50	11,220	12,470
Baltimore Gas and Electric Co.	2.900%	6/15/50	6,549	6,727
Berkshire Hathaway Energy Co.	6.125%	4/1/36	41,185	58,984
Berkshire Hathaway Energy Co.	5.950%	5/15/37	830	1,195
Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,715	14,541
5 Berkshire Hathaway Energy Co.	4.250%	10/15/50	3,865	4,903
Cleco Corporate Holdings LLC	3.375%	9/15/29	9,180	9,361
Commonwealth Edison Co.	4.350%	11/15/45	13,610	17,448
Commonwealth Edison Co.	3.650%	6/15/46	6,365	7,398
Commonwealth Edison Co.	4.000%	3/1/48	17,455	21,499
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	36,735	45,792
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,729	3,178
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	66,625	85,544
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	24,220	30,990
Delmarva Power & Light Co.	3.500%	11/15/23	11,816	12,848
Dominion Energy Inc.	2.715%	2/15/21	15,805	16,135
5 Dominion Energy Inc.	2.450%	1/15/23	111,320	116,019
Dominion Energy Inc.	5.250%	8/1/33	5,706	7,238
Dominion Energy Inc.	4.600%	3/15/49	27,385	36,556
Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,886	7,025
Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,438	1,922
Dominion Energy South Carolina Inc.	6.050%	1/15/38	44,155	63,446

	Dominion Energy South Carolina Inc.	5.450%	2/1/41	2,945	4,089
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	7,251	9,482
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	29,850	44,195
	DTE Energy Co.	3.800%	3/15/27	9,550	10,627
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	6,032
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,085	20,355
	Duke Energy Corp.	2.650%	9/1/26	11,775	12,802
	Duke Energy Corp.	3.400%	6/15/29	12,030	13,716
	Duke Energy Corp.	4.800%	12/15/45	44,700	58,088
	Duke Energy Corp.	3.750%	9/1/46	9,940	11,408
	Duke Energy Florida LLC	6.350%	9/15/37	8,000	12,141
	Duke Energy Florida LLC	6.400%	6/15/38	27,055	42,051
	Duke Energy Progress LLC	6.300%	4/1/38	14,705	22,141
	Duke Energy Progress LLC	4.100%	3/15/43	615	761
	Duke Energy Progress LLC	4.200%	8/15/45	40,400	50,341
	Emera US Finance LP	3.550%	6/15/26	34,050	38,025
	Entergy Louisiana LLC	3.120%	9/1/27	14,935	16,621
	Evergy Inc.	2.450%	9/15/24	10,420	11,015
	Evergy Inc.	2.900%	9/15/29	15,865	17,155
	Evergy Metro Inc.	2.250%	6/1/30	5,680	6,042
	Eversource Energy	2.900%	10/1/24	17,450	18,836
	Eversource Energy	3.150%	1/15/25	5,025	5,494
	Eversource Energy	3.300%	1/15/28	14,410	16,092
	Florida Power & Light Co.	5.650%	2/1/35	50,000	71,033
	Florida Power & Light Co.	4.950%	6/1/35	10,000	14,043
	Florida Power & Light Co.	5.650%	2/1/37	5,000	7,200
	Florida Power & Light Co.	5.950%	2/1/38	39,215	58,255
	Florida Power & Light Co.	5.690%	3/1/40	4,000	5,948
	Florida Power & Light Co.	3.700%	12/1/47	17,370	21,034
	Fortis Inc.	3.055%	10/4/26	28,565	31,151
	Georgia Power Co.	5.400%	6/1/40	6,665	8,420
	Georgia Power Co.	4.750%	9/1/40	25,858	31,208
	Georgia Power Co.	4.300%	3/15/42	9,934	11,589
	Indiana Michigan Power Co.	4.250%	8/15/48	14,980	18,509
	Kansas City Power & Light Co.	4.200%	3/15/48	3,419	4,357
5	Massachusetts Electric Co.	5.900%	11/15/39	21,565	30,392
5	Metropolitan Edison Co.	4.300%	1/15/29	4,807	5,597
5	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	2,345	2,651
	MidAmerican Energy Co.	4.250%	5/1/46	5,485	6,938
	MidAmerican Energy Co.	4.250%	7/15/49	11,545	15,227
	MidAmerican Energy Co.	3.150%	4/15/50	45,450	49,822
5	Monongahela Power Co.	5.400%	12/15/43	4,570	6,346
	National Rural Utilities Cooperative Finance
	Corp.	2.950%	2/7/24	15,255	16,379
	National Rural Utilities Cooperative Finance
	Corp.	2.850%	1/27/25	40,345	43,812
	Nevada Power Co.	3.125%	8/1/50	12,865	13,968
	NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	43,950	44,877
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	9,260	10,441
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,275	37,010
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	14,165	16,166
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	40,110	41,999
5	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,970	43,068
5	Niagara Mohawk Power Corp.	3.025%	6/27/50	14,840	15,707
	Northern States Power Co.	6.250%	6/1/36	50,000	73,646
3,5	Oglethorpe Power Corp.	6.191%	1/1/31	36,565	45,534
	Oglethorpe Power Corp.	5.950%	11/1/39	6,075	7,673

Oglethorpe Power Corp.	4.550%	6/1/44	1,825	1,950
Oglethorpe Power Corp.	4.250%	4/1/46	19,060	20,833
Oglethorpe Power Corp.	5.050%	10/1/48	5,640	6,717
5 Oglethorpe Power Corp.	3.750%	8/1/50	8,520	8,543
Oglethorpe Power Corp.	5.250%	9/1/50	17,220	20,205
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	2,675	3,428
PacifiCorp	2.950%	6/1/23	29,675	31,507
PacifiCorp	2.700%	9/15/30	5,025	5,569
PacifiCorp	5.900%	8/15/34	12,500	17,511
PacifiCorp	6.250%	10/15/37	36,635	53,283
PacifiCorp	4.150%	2/15/50	11,625	14,641
PacifiCorp	3.300%	3/15/51	6,340	7,149
Potomac Electric Power Co.	3.050%	4/1/22	3,765	3,919
Potomac Electric Power Co.	6.500%	11/15/37	25,000	37,712
San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	4,386
San Diego Gas & Electric Co.	3.750%	6/1/47	5,390	6,259
San Diego Gas & Electric Co.	4.150%	5/15/48	5,940	7,266
Sierra Pacific Power Co.	3.375%	8/15/23	34,040	36,695
Sierra Pacific Power Co.	2.600%	5/1/26	7,857	8,560
South Carolina Electric & Gas Co.	5.800%	1/15/33	9,000	11,936
Southern California Edison Co.	2.400%	2/1/22	4,295	4,389
Southern California Edison Co.	3.700%	8/1/25	3,315	3,689
Southern California Edison Co.	6.000%	1/15/34	7,695	10,401
Southern California Edison Co.	5.550%	1/15/37	50,475	61,965
Southern California Edison Co.	5.950%	2/1/38	40,000	51,686
Southern California Edison Co.	6.050%	3/15/39	1,980	2,614
Southern California Edison Co.	4.000%	4/1/47	6,530	7,036
Southern California Edison Co.	4.125%	3/1/48	11,495	12,546
Southern California Edison Co.	3.650%	2/1/50	5,405	5,659
Southern Co.	2.950%	7/1/23	48,400	51,420
Southern Co.	3.250%	7/1/26	30,885	34,505
Southern Co.	4.400%	7/1/46	41,137	48,364
Southwestern Electric Power Co.	6.200%	3/15/40	9,800	13,479
Southwestern Public Service Co.	3.700%	8/15/47	3,756	4,327
Union Electric Co.	4.000%	4/1/48	14,316	17,569
Virginia Electric & Power Co.	2.750%	3/15/23	34,540	36,207
Virginia Electric & Power Co.	3.500%	3/15/27	16,025	18,137
Virginia Electric & Power Co.	6.000%	5/15/37	1,740	2,512
Westar Energy Inc.	3.250%	9/1/49	9,000	9,908
Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	24,298
Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	57,427

Natural Gas (0.3%)
5 Boston Gas Co.	3.150%	8/1/27	5,385	5,951
5 Boston Gas Co.	3.001%	8/1/29	5,970	6,648
5 Brooklyn Union Gas Co.	3.407%	3/10/26	2,685	2,991
5 Brooklyn Union Gas Co.	4.273%	3/15/48	61,265	77,151
CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,820	3,841
CenterPoint Energy Resources Corp.	4.000%	4/1/28	8,068	9,129
5 East Ohio Gas Co.	2.000%	6/15/30	8,960	9,281
5 East Ohio Gas Co.	3.000%	6/15/50	13,050	13,642
5 Infraestructura Energetica Nova SAB de CV	4.875%	1/14/48	16,565	16,627
5 KeySpan Gas East Corp.	2.742%	8/15/26	25,345	27,651
NiSource Finance Corp.	5.250%	2/15/43	14,588	18,958
NiSource Finance Corp.	4.800%	2/15/44	10,370	13,063
Sempra Energy	2.875%	10/1/22	27,530	28,595
Sempra Energy	3.250%	6/15/27	80,765	88,778

	Sempra Energy	6.000%	10/15/39	14,800	20,745
	Southwest Gas Corp.	2.200%	6/15/30	6,310	6,638

	Other Utility (0.1%)
	American Water Capital Corp.	2.950%	9/1/27	9,975	10,991
	American Water Capital Corp.	4.200%	9/1/48	29,180	36,098
	American Water Capital Corp.	3.450%	5/1/50	2,280	2,594
					3,231,883
Total Corporate Bonds (Cost $21,344,900)					24,275,196
Sovereign Bonds (0.9%)
3,5	Bermuda	2.375%	8/20/30	6,730	6,821
3,5	Bermuda	3.375%	8/20/50	6,835	7,004
5	Electricite de France SA	4.875%	9/21/38	69,680	84,980
5	Electricite de France SA	4.950%	10/13/45	15,100	18,682
	Equinor ASA	2.900%	11/8/20	57,210	57,425
	Equinor ASA	2.750%	11/10/21	32,860	33,801
	Equinor ASA	2.450%	1/17/23	15,017	15,737
	Equinor ASA	2.650%	1/15/24	14,000	14,977
	Equinor ASA	3.700%	3/1/24	25,320	28,164
	Equinor ASA	3.250%	11/10/24	25,200	27,913
	Equinor ASA	2.875%	4/6/25	4,775	5,234
	Equinor ASA	3.125%	4/6/30	80,155	90,053
	Equinor ASA	2.375%	5/22/30	7,585	8,047
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	40,000	59,171
5	Kingdom of Saudi Arabia	2.875%	3/4/23	30,195	31,441
3	Republic of Columbia	4.000%	2/26/24	30,240	32,241
5	Saudi Arabian Oil Co.	3.500%	4/16/29	28,670	31,405
5	Sinopec Group Overseas Development 2015
	Ltd.	3.250%	4/28/25	62,500	67,952
5	Sinopec Group Overseas Development 2017
	Ltd.	3.000%	4/12/22	31,000	31,967
5	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	62,480	64,276
5	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	28,630	31,938
5	State of Kuwait	2.750%	3/20/22	4,255	4,372
5	State of Qatar	2.375%	6/2/21	25,190	25,474
5	State of Qatar	3.875%	4/23/23	56,160	60,447
5	State of Qatar	3.375%	3/14/24	3,360	3,620
5	State of Qatar	4.000%	3/14/29	28,200	33,056
5	State of Qatar	3.750%	4/16/30	3,960	4,600
5	State of Qatar	5.103%	4/23/48	29,730	42,229
5	State of Qatar	4.400%	4/16/50	17,005	22,071
5	Temasek Financial I Ltd.	2.375%	1/23/23	45,150	47,181
5	Temasek Financial I Ltd.	3.625%	8/1/28	36,800	43,540
Total Sovereign Bonds (Cost $922,057)					1,035,819
Taxable Municipal Bonds (1.9%)
	Atlanta GA Downtown Development
	Authority	6.875%	2/1/21	1,510	1,551
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	2.574%	4/1/31	14,455	15,790
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.263%	4/1/49	1,965	3,568
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	7.043%	4/1/50	29,920	54,146
	Broward County FL Airport System Revenue	3.477%	10/1/43	10,370	10,713
	California GO	7.350%	11/1/39	56,970	95,031

Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	8,545	12,611
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	25,680	25,717
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	3,205	4,983
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	2,260	3,129
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.899%	12/1/40	57,835	82,764
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	33,870	48,469
City of Riverside CA Revenue	3.857%	6/1/45	8,775	9,438
Commonwealth of Massachusetts GO	2.514%	7/1/41	8,175	8,338
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	14,925	22,706
Dallas/Fort Worth TX International Airport
Revenue	3.089%	11/1/40	7,405	7,474
Dallas/Fort Worth TX International Airport
Revenue	2.919%	11/1/50	6,565	6,543
7 Foothill-Eastern Transportation Corridor
Agency CA Toll Road Revenue	3.924%	1/15/53	39,440	42,105
Foothill-Eastern Transportation Corridor
Agency CA Toll Road Revenue	4.094%	1/15/49	5,345	5,664
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	67,331	99,364
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	12,069	17,773
Grand Parkway Transportation Corp . Texas
System Toll Revenue	3.236%	10/1/52	28,900	30,380
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.184%	10/1/42	40,435	58,553
Great Lakes Water Authority Michigan
Sewage Disposal System Revenue	3.056%	7/1/39	8,495	9,332
Houston TX GO	6.290%	3/1/32	16,850	21,809
Illinois GO	5.100%	6/1/33	30,560	31,281
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	42,214
JobsOhio Beverage System Statewide
Liquor Profits Revenue	2.833%	1/1/38	5,480	5,912
Kansas Development Finance Authority
Revenue	4.927%	4/15/45	7,745	10,284
7 Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	50,000	64,459
Louisville & Jefferson County KY
Metropolitan Sewer District Sewer &
Drainage System Revenue	6.250%	5/15/43	19,000	30,434
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	18,985	28,095
Massachusetts School Building Authority	1.753%	8/15/30	41,345	42,200
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	32,707
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	3.395%	10/15/40	17,040	18,319
Metropolitan Transportation Authority	6.200%	11/15/26	2,195	2,452
Metropolitan Transportation Authority	5.175%	11/15/49	23,665	27,457
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	3.084%	12/1/34	11,320	12,546

New Jersey Turnpike Authority Revenue	7.414%	1/1/40	35,285	61,089
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	2,795	4,714
New York Metropolitan Transportation
Authority Revenue	6.814%	11/15/40	27,295	35,031
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,860	17,568
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,085	22,949
New York State Dormitory Authority Revenue	3.190%	2/15/43	12,095	13,473
New York State Dormitory Authority Revenue
(Personal Income Tax)	3.110%	2/15/39	21,260	23,557
New York State Thruway Authority Revenue	2.900%	1/1/35	16,730	18,127
New York State Thruway Authority Revenue	3.500%	1/1/42	9,430	9,815
New York State Urban Development Corp.
Revenue	2.100%	3/15/22	57,115	58,158
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	44,145	79,374
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	25,930	37,466
7 Oregon School Boards Association GO	5.528%	6/30/28	50,000	60,323
Pennsylvania State University Revenue	2.790%	9/1/43	18,660	19,451
Pennsylvania State University Revenue	2.840%	9/1/50	7,305	7,619
8 Philadelphia PA Authority for Industrial
Development Revenue	6.550%	10/15/28	66,810	86,448
Port Authority of New York & New Jersey
Revenue	1.086%	7/1/23	18,690	18,940
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	2,600	3,141
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	10,455	14,335
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	44,055	57,544
Port Authority of New York & New Jersey
Revenue	4.810%	10/15/65	21,985	29,982
Regents of the University of California
Medical Center Pooled Revenue	3.006%	5/15/50	15,445	16,339
Regents of the University of California
Medical Center Pooled Revenue	3.256%	5/15/60	29,920	33,020
Regents of the University of California
Revenue	3.063%	7/1/25	6,830	7,581
Riverside County CA Pension Revenue	3.818%	2/15/38	9,585	10,971
Rutgers The State University of New Jersey
GO	3.270%	5/1/43	11,960	13,257
Sales Tax Securitization Corp. Illinois
Revenue	4.787%	1/1/48	20,690	25,664
Stanford University	6.875%	2/1/24	13,685	16,442
Stanford University	7.650%	6/15/26	29,000	38,109
Texas Transportation Commission State
Highway Fund	2.562%	4/1/42	7,310	7,459
Texas Transportation Commission State
Highway Fund	4.000%	10/1/33	16,665	21,089
University of California Revenue	1.316%	5/15/27	13,075	13,293
University of California Revenue	1.614%	5/15/30	21,900	22,284
University of California Revenue	3.931%	5/15/45	22,370	26,522
University of California Regents Medical
Center Revenue	6.548%	5/15/48	11,905	19,293

University of California Regents Medical
Center Revenue	6.583%	5/15/49	15,225	24,456
University of California Revenue	4.601%	5/15/31	21,975	26,925
University of California Revenue	4.765%	5/15/44	5,980	6,641
University of Michigan Revenue	2.437%	4/1/40	13,955	14,230
University of Michigan Revenue	2.562%	4/1/50	10,105	10,542
University of Texas System Revenue	2.439%	8/15/49	14,430	14,891
University of Virginia Revenue	2.256%	9/1/50	15,335	14,969
Total Taxable Municipal Bonds (Cost $1,741,441)				2,109,392
			Shares
Temporary Cash Investments (2.3%)
Money Market Fund (0.0%)
9 Vanguard Market Liquidity Fund	0.147%		1,886	189

			Face
		Maturity	Amount
		Date	($000)
Commercial Paper (0.0%)
10 Boeing Co.	2.185%	11/18/20	13,000	12,961

Repurchase Agreements (1.2%)
Bank of America Securities, LLC
(Dated 8/31/20, Repurchase Value
$99,000,000, collateralized by
Government National Mortgage Assn.
2.500%, 8/20/50, with a value of
$100,980,000)	0.090%	9/1/20	99,000	99,000
Citigroup Global Markets Inc.
(Dated 8/31/20, Repurchase Value
$131,100,000, collateralized by U.S.
Treasury Bill 0.000%, 3/25/21-8/12/21, and
U.S. Treasury Note/Bond 0.500%, 8/31/27,
with a value of $133,722,000)	0.070%	9/1/20	131,100	131,100
Credit Agricole Securities (USA) Inc.
(Dated 8/31/20, Repurchase Value
$223,400,000, collateralized by U.S.
Treasury Note/Bond 2.875%, 5/15/49, with
a value of $227,868,000)	0.070%	9/1/20	223,400	223,400
Deutsche Bank Securities, Inc.
(Dated 8/31/20, Repurchase Value
$131,500,000, collateralized by Federal
Home Loan Mortgage Corp. 2.500%-
3.500%, 2/1/48-8/1/50, Federal National
Mortgage Assn. 2.000%-4.000%, 7/1/35-
1/1/58, with a value of $134,130,000)	0.080%	9/1/20	131,500	131,500
HSBC Bank USA
(Dated 8/31/20, Repurchase Value
$50,400,000, collateralized by Federal
National Mortgage Assn. 2.000%-8.000%,
8/1/21-4/1/50, with a value of $51,408,000)	0.090%	9/1/20	50,400	50,400
HSBC Bank USA
(Dated 8/31/20, Repurchase Value
$57,800,000, collateralized by U.S.
Treasury Note/Bond 1 .375%-7.250%,
8/15/22-8/15/29, with a value of
$58,956,000)	0.070%	9/1/20	57,800	57,800

Nomura International plc
(Dated 8/31/20, Repurchase Value
$358,801,000, collateralized by U.S.
Treasury Note/Bond 0.125%-3.625%,
10/31/20-5/15/49, with a value of
$365,976,000)	0.070%	9/1/20	358,800	358,800
RBC Capital Markets LLC
(Dated 8/31/20, Repurchase Value
$119,100,000, collateralized by
collateralized by Federal Home Loan
Mortgage Corp. 2.500%-4.500%, 1/1/47-
9/1/50, Federal National Mortgage Assn.
2.000%-5.500%, 8/1/46-8/1/50, with a value
of $121,482,000)	0.070%	9/1/20	119,100	119,100
TD Securities (USA) LLC
(Dated 8/31/20, Repurchase Value
$43,000,000, collateralized by U.S.
Treasury Note/Bond 2.125%-2.375%,
3/31/24-8/15/24, with a value of
$43,860,000)	0.090%	9/1/20	43,000	43,000
Wells Fargo & Co.
(Dated 8/31/20, Repurchase Value
$102,900,000, collateralized by Federal
National Mortgage Assn. 3.500%-4.000%,
7/1/48-7/1/50, with a value of
$104,958,000)	0.090%	9/1/20	102,900	102,900
				1,317,000
U.S. Government and Agency Obligations (1.1%)
United States Treasury Bill	0.143%–0.146%	10/15/20	200,000	199,976
1 United States Treasury Bill	0.108%–0.120%	3/25/21	1,000,000	999,350
				1,199,326
Total Temporary Cash Investments (Cost $2,529,448)				2,529,476
Total Investments (99.6%) (Cost $80,128,588)				109,671,242
Other Assets and Liabilities—Net (0.4%)				400,097
Net Assets (100%)				110,071,339
Cost rounded to $000.

* Non-income-producing security.
¤ Includes securities purchased on a when-issued or delayed -delivery basis for which the fund has not taken delivery as of August 31, 2020.
1 Securities with a value of $5,707,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $278,000 have been segregated as collateral for certain open To Be Announced (TBA)
transactions.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, the aggregate value of these securities was $5,904,244,000, representing 5.4% of net assets.
6 Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
8 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.

9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
10 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At August
31, 2020, the value of these securities was $12,961,000, representing 0.0% of net assets.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS —Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2020	5,569	701,868	29
Short Futures Contracts
10-Year U.S. Treasury Note	December 2020	(2,720)	(378,760)	(771)
				(742)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market - or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange -traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the

Wellington Fund

securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-
delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction
Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

E. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage -backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with

Wellington Fund

open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for
Investment Securities Purchased.

F. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchas e agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

G. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
August 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	65,466,144	7,127,737	—	72,593,881
U.S. Government and Agency Obligations	—	5,871,096	—	5,871,096
Asset-Backed/Commercial Mortgage-Backed
Securities	—	1,256,382	—	1,256,382
Corporate Bonds	—	24,275,196	—	24,275,196
Sovereign Bonds	—	1,035,819	—	1,035,819
Taxable Municipal Bonds	—	2,109,392	—	2,109,392
Temporary Cash Investments	189	2,529,287	—	2,529,476
Total	65,466,333	44,204,909	—	109,671,242
Derivative Financial Instruments
Assets
Futures Contracts[1]	29	—	—	29
Liabilities
Futures Contracts[1]	425	—	—	425

Wellington Fund

1 Represents variation margin on the last day of the reporting period.